Liquidity (Details Narrative) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 901,818	$ 1,419,391	$ 1,456,049	$ 1,309,500	$ 1,014,679	$ 669,376	$ 1,412,612	$ 688,060	$ 831,018	$ 5,199,619	$ 3,601,066
Accumulated deficit	13,719,899	12,813,044				7,561,751				12,813,044	7,561,751
Net cash provided by financing activities	954,421				149,914					5,910,622	296,881
Cash on hand	883,715	$ 1,088,066			$ 12,800	$ 141,317				1,088,066	$ 141,317	$ 1,082,290
Working capital	1,700,325									$ 1,400,000
Equity and debt offerings	$ 833,815